Due From/(To) Related Parties	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Due From/(To) Related Parties

19. Due From/(To) Related Parties

The following is a list of the related parties with whom the Group conducted transactions during the years ended June 30, 2026, 2025 and 2024, and their relation with the Group:

Name of the related parties	Relation with the Group
Mr. Tingjun Yang	Chief Executive Officer and Director
Mr. Hailiang Jia	Chief Financial Officer
Mr. Shu Sang Joseph Law	Shareholder
Ms. Jianping Niu	Shareholder
Mr. Huabei Zhu	Shareholder
Mr. Siyang Hu	Vice President
Guangzhou Sanyi Network	Former related party (ownership reduced from 40% to 0% in current period, no longer a related party post-disposal)
3E NETWORK TECHNOLOGY PTE.LTD	Company 100% owned by Tingjun Yang

	As of
	June 30,
	2026	2025
	US$	US$
Due from related parties
Mr. Shu Sang Joseph Law(1)	-	58,267
Ms. Jianping Niu(2)	-	30
Mr. Huabei Zhu(2)	-	28
	-	58,325

(1)	The balance of due from Mr. Shu Sang Joseph Law represented cash advanced to these related parties to use for the Group’s operations.

(2)	On January 24, 2025, the Board of Directors approved the issuance of 300,000 shares of Class B Ordinary Shares (3,000 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) to Ms. Jianping Niu and 280,000 Class B Ordinary Shares (2,800 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) to Mr. Huabei Zhu, totaling 580,000 shares (5,800 shares retrospectively adjusted for effect of reverse stock splits on March 16, 2026 and October 30, 2026) with a par value of US$ 0.0001 per share (retrospectively adjusted to US$0.01 per share to reflect the reverse stock splits effected on March 16, 2026 and October 30, 2026). The Group has the right to collect subscription proceeds of US$ 30 from Ms. Jianping Niu and US$ 28 from Mr. Huabei Zhu for their respective share subscriptions.

	As of
	June 30,
	2026	2025
	US$	US$
Due to related parties
Mr.Tingjun Yang	4,164	63,000
Guangzhou Sanyi Network(3)	-	1,619,884
	4,164	1,682,884

(3)	On December 25, 2025, the Group sold its remaining 40% equity interest in Guangzhou Sanyi Network, concluding the full divestment of the entity.